Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
Schedule of Income Tax

	December 31,	December 31,	December 31,
	2019	2018	2017
Statutory tax rate	27%	27%	26%
	$	$	$
Loss for the year before income taxes	(113,005,412)	(31,007,019)	(8,841,824)
Expected income tax recovery	(30,511,461)	(8,371,895)	(2,298,874)
Non-deductible items	3,216,600	2,042,556	772,027
Non-taxable equity pick up from JV	(5,289,758)	(1,553,521)	-
Non-taxable portion of capital gain on JV investment	3,378,092	-	-
Non-deductible portion of capital loss	800,666	-	-
Tax impact of rate change	-	-	(58,725)
Changes in recognition of deferred tax assets	27,306,975	7,859,249	1,585,572
Income tax recovery	(1,098,886)	(23,611)	-

Schedule of Deferred Taxes

	December 31,	December 31,
	2019	2018
	$	$
Deferred tax assets from:
Non-capital loss carryforwards and tax pool balances	6,018,942	2,000,455
Deferred tax liabilities from:
Investment in JV	(3,378,092)	(733,213)
Intangible assets	(611,286)	(765,355)
Bio Assets and inventory	(1,221,861)	(760,979)
Plant and equipment	(194,519)	(34,794)
Convertible Debenture	(613,184)	-
Long term investments	-	-
	(6,018,942)	(2,294,341)
Deferred income tax liabilities, net	-	(293,886)

Balance sheet presentation

Deferred income tax assets	-	-
Deferred income tax liabilities	-	(293,886)
Deferred income tax liabilities, net	-	(293,886)

	December 31,	December 31,
	2019	2018
	$	$
Non-capital loss carryforwards and tax pools	69,596,751	37,158,261
Share issuance costs	2,579,274	2,394,797
Long term investments	100,851	192,080
Capital loss carryforwards	2,965,430	-
Other	375,761	-
	75,618,066	39,745,138

Schedule of Taxation Authorities Expire

Expires	$
2032	135,387
2033	41,108
2034	1,266,202
2035	2,638,000
2036	2,260,865
2037	8,021,983
2038	26,938,191
2039	49,397,706